MORGAN STANLEY DEAN WITTER DEVELOPING                    Two World Trade Center
  GROWTH SECURITIES TRUST                              New York, New York 10048
LETTER TO THE SHAREHOLDERS September 30, 1998


DEAR SHAREHOLDER:

The widespread volatility that characterized the past year had negative repercussions for the small cap market overall and for Morgan Stanley Dean Witter Developing Growth Securities in particular. The Asian economic crisis and the collapse of the Russian ruble have had a vast impact worldwide. At the domestic level, two factors -- the decline in the stock market and the Federal Reserve Board's bail out of a prominent "hedge" fund, Long-Term Capital Management -- combined to create a "credit crunch" that soon widened to crisis-level proportions in the high-yield and new-issue markets. As a result, investors in junk bonds and small-cap growth stocks experienced extensive losses.

During the second quarter of 1998, when it appeared that a large sell-off might be imminent, the Fund began to raise cash as a defensive move. In March, three percent of net assets were in cash; by September, the Fund's cash position had increased to 17 percent of net assets. To further protect capital, we narrowed the number of names held, focused on higher quality, moved toward less-volatile growth stocks and minimized exposure to companies with large investments in the Asian markets. We believe that these moves helped the Fund mitigate the significant losses that were experienced throughout the small-cap sector during the second half of 1998.


PERFORMANCE

Morgan Stanley Dean Witter Developing Growth Securities performed very well over the first half of 1998. For the six months ended June 30, 1998, the Fund's Class B shares posted a total return of 8.75 percent, compared to 4.93 percent for the Russell 2000 Index, a well-known benchmark for small cap stocks. However, July and August proved to be extremely tumultuous for small-caps.

For the fiscal year ended September 30, 1998, the Fund's Class A, B, C and D shares posted total returns of -- 18.26 percent, -- 18.88 percent, -- 18.88 percent and -- 18.05 percent, respectively. Over the same period, the Russell 2000 and the Lipper Analytical Services, Inc. Small Cap Funds Index

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
LETTER TO THE SHAREHOLDERS September 30, 1998, continued


registered total returns of -- 19.02 percent and -- 20.60 percent, respectively. Performance of the Fund's four share classes varies because of differing expenses.

The accompanying chart illustrates the growth of a hypothetical $10,000 investment in the Fund's Class B shares for the 10-year period ended September 30, 1998, versus similar investments in the issues that comprise the Standard & Poor's 500 Composite Stock Price Index (S&P 500), the Russell 2000 and the Lipper Small Cap Index.


THE PORTFOLIO

As of fiscal year-end, the portfolio had a more conservative stance, with an 81 percent position in equities, 17 percent in cash and two percent in bonds. Although sector weightings remained fairly constant throughout the year (see the table below), the companies we owned within those sectors changed as the Fund took a less aggressive position. Assets were moved to companies with lower price/earnings (P/E) ratios and lower expectations, as the portfolio manager believed these investments were less likely to suffer when market confidence fell and earnings growth rates diminished.

Over the course of the fiscal year, the Fund invested heavily in initial public offerings (IPOs). As of September 30, the Fund's top 10 equity holdings included Bisys Group, Iron Mountain, Steris, Lason, Mapics, Xomed, National Computer, Concord EFS, Metzler Group and Jacor Communications; of these, five completed their initial public offering (IPO) within the past three years. Recent market conditions have stalled the IPO calendar; however, we view this as a temporary situation.

The Fund's largest positions exhibit the characteristics that the Fund continues to look for in buying and holding a small company's stocks: favorable risk/reward ratios; track records as proven leaders in large, fragmented industries; improving fundamentals; and the potential to meet or beat current earnings expectations.


LOOKING AHEAD

Following the end of the period under review, the Russell 2000 Index plunged even further. On October 8, the Russell 2000 fell to a new low, down 38 percent from its high in April 1998. However, we believe that the small-cap sector is poised for a comeback.

Indications that small caps may be headed for an upturn include the fact that valuations are at a 20 year low relative to the S&P 500, and that the large and mid-cap managers who once peppered their portfolios with small stocks are expected to return to the sector because of this relative low valuation. Furthermore, because of the less liquid nature of small stocks any money flow into them should help foster a rebound.

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
LETTER TO THE SHAREHOLDERS September 30, 1998, continued


We appreciate your support of Morgan Stanley Dean Witter Developing Growth Securities and look forward to continuing to serve your investment needs and objectives.


Very truly yours,

/s/ Charles A. Fiumefreddo

CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FUND PERFORMANCE September 30, 1998

    [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE
           DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE
                           PURPOSE OF EDGAR FILING.]

                                 [LINE CHART]

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


                         AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

                       CLASS B SHARES**
--------------------------------------------------------------
PERIOD ENDED 9/30/98
----------------------
1 Year                      (18.88)%(1)         (22.56)%(2)
5 Years                       8.23%(1)            7.94%(2)
Ten Years                    12.20%(1)           12.20%(2)

                       CLASS C SHARES++
--------------------------------------------------------------
PERIOD ENDED 9/30/98
---------------------------
1 Year                      (18.88)%(1)         (19.61)%(2)
Since Inception (7/28/97)    (8.17)%(1)          (8.17)%(2)

                       CLASS A SHARES+
--------------------------------------------------------------
PERIOD ENDED 9/30/98
---------------------------
1 Year                      (18.26)%(1)         (22.55)%(2)
Since Inception (7/28/97)    (7.45)%(1)         (11.61)%(2)

                       CLASS D SHARES++
--------------------------------------------------------------
PERIOD ENDED 9/30/98
---------------------------
1 Year                      (18.05)%(1)
Since Inception (7/28/97)    (7.23)%(1)

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)   Closing value assuming a complete redemption on September 30, 1998.
(4) The Standard & Poor's 500 Stock Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(5) The Russell 2000 Index is a capitalization weighted index which is comprised of 2000 of the smallest stocks (on the basis of capitalization) in the Russell 3000 Index. The Index does not include any expenses, fees, or charges. The Index is unmanaged and should not be considered an investment.
(6) The Lipper Small Cap Fund Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Small Cap Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.
* For periods of less than one year, the fund quotes its total return on a non-annualized basis.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+     The maximum front-end sales charge for Class A is 5.25%.
++ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
++    Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS September 30, 1998

NUMBER OF
  SHARES                                                           VALUE
---------------------------------------------------------------------------
                    COMMON STOCKS (81.6%)
                    Advertising (3.3%)
 90,000             Abacus Direct Corp.* ...................   $  4,578,750
110,000             Boron, LePore & Associates, Inc.*.......      4,152,500
100,000             CKS Group, Inc.* .......................      1,737,500
120,900             HA-LO Industries, Inc.* ................      3,536,325
104,000             Lamar Advertising Co.* .................      2,873,000
175,000             Outdoor Systems, Inc.* .................      3,412,500
                                                               ------------
                                                                 20,290,575
                                                               ------------
                    Airlines (0.9%)
172,500             Midwest Express Holdings, Inc.* ........      5,778,750
                                                               ------------
                    Apparel (0.6%)
200,000             Quiksilver, Inc.* ......................      3,637,500
                                                               ------------
                    Auto Parts - Original Equipment (0.5%)
150,000             Tower Automotive, Inc.* ................      2,962,500
                                                               ------------
                    Biotechnology (2.5%)
164,000             BioChem Pharma Inc. (Canada)* ..........      2,993,000
250,000             Medco Research, Inc.* ..................      5,421,875
225,000             Millennium Pharmaceuticals, Inc.*.......      3,825,000
 85,000             PathoGenesis Corp.* ....................      2,826,250
                                                               ------------
                                                                 15,066,125
                                                               ------------
                    Books/Magazine (0.3%)
 98,000             CMP Media Inc. (Class A)* ..............        980,000
 65,000             Penton Media, Inc. .....................        885,625
                                                               ------------
                                                                  1,865,625
                                                               ------------
                    Broadcasting (1.6%)
130,000             Jacor Communications, Inc.* ............      6,573,125
100,000             Metro Networks, Inc.* ..................      3,525,000
                                                               ------------
                                                                 10,098,125
                                                               ------------
                    Business Services (4.0%)
266,000             Concord EFS, Inc.* .....................      6,783,000
265,960             Dendrite International, Inc.* ..........      6,283,305
183,100             Hagler Bailly, Inc.* ...................      3,547,562
195,800             Metzler Group, Inc. (The)* .............      6,583,775
100,000             Saville Systems PLC (ADR)
                    (Ireland)* .............................      1,425,000
                                                               ------------
                                                                 24,622,642
                                                               ------------
                    Cellular Telephone (0.5%)
160,000             Vanguard Cellular Systems, Inc.
                    (Class A)* .............................      3,000,000
                                                               ------------
                    Computers Software & Services (19.2%)
400,000             4Front Technologies, Inc.* .............      3,400,000
100,500             AFC Cable Systems, Inc.* ...............      2,298,937
200,000             American Management Systems,
                    Inc.* ..................................      5,400,000
 70,000             Analysts International Corp. ...........      2,091,250
145,000             AXENT Technologies, Inc.* ..............      2,691,562

NUMBER OF
  SHARES                                                           VALUE
---------------------------------------------------------------------------
199,000             Brio Techology, Inc.* ..................   $  1,915,375
150,000             CACI International Inc. (Class A)*......      2,325,000
 80,000             Citrix Systems, Inc.* ..................      5,680,000
100,000             DST Systems, Inc.* .....................      5,275,000
 68,800             Entrust Technologies Inc.* .............      1,014,800
140,000             GeoTel Communications Corp.* ...........      3,762,500
100,000             Hutchinson Technology Inc.* ............      1,700,000
100,000             Information Management
                    Resources, Inc.* .......................      2,462,500
140,000             Intelligroup, Inc.* ....................      2,362,500
135,000             Intuit Inc.* ...........................      6,277,500
 55,000             Keane, Inc.* ...........................      1,931,875
130,000             Learning Company, Inc. (The)* ..........      2,575,625
360,000             MAPICS, Inc.* ..........................      7,875,000
100,000             Micromuse Inc.* ........................      1,775,000
245,000             National Computer Systems, Inc. ........      7,212,187
125,000             New Era of Networks, Inc.* .............      5,093,750
164,000             Pegasus Systems, Inc.* .................      2,070,500
125,800             Peregine Systems, Inc.* ................      5,016,275
135,000             Pinnacle Systems, Inc.* ................      3,408,750
180,000             Safeguard Scientifics, Inc.* ...........      4,668,750
360,400             Segue Software, Inc.* ..................      5,946,600
210,000             Software AG Systems, Inc.* .............      3,570,000
 10,000             Systems & Computer Technology
                    Corp.* .................................        125,000
200,000             The Bisys Group, Inc.* .................      8,712,500
111,000             Veritas Software Corp.* ................      6,125,812
 88,000             Visio Corp.* ...........................      2,112,000
                                                               ------------
                                                                116,876,548
                                                               ------------
                    Consumer Specialities (0.5%)
 92,000             Fossil, Inc.* ..........................      1,242,000
194,000             Oakley, Inc.* ..........................      1,867,250
                                                               ------------
                                                                  3,109,250
                                                               ------------
                    Contract Drilling (0.2%)
100,000             ENSCO International, Inc. ..............      1,081,250
                                                               ------------
                    Diversified Commercial Services (4.5%)
 69,000             ABR Information Services, Inc.* ........        940,125
130,300             Charles River Associates Inc.* .........      3,062,050
115,000             Dycom Industries, Inc.* ................      3,579,375
285,000             Iron Mountain, Inc.* ...................      8,265,000
165,000             Lason, Inc.* ...........................      8,353,125
130,000             Pittway Corp. (Class A) ................      3,103,750
                                                               ------------
                                                                 27,303,425
                                                               ------------
                    Education (2.8%)
165,400             Apollo Group, Inc. (Class A)* ..........      4,610,525
150,000             Education Management Corp.* ............      5,325,000
100,000             ITT Educational Services, Inc.* ........      3,200,000
165,000             School Speciality, Inc.* ...............      2,516,250
 68,000             Sylvan Learning Systems, Inc.* .........      1,564,000
                                                               ------------
                                                                 17,215,775
                                                               ------------
                    Environmental Services (0.5%)
 23,000             American Disposal Services, Inc.*.......        891,250
 60,000             Casella Waste Systems, Inc.
                    (Class A) ..............................      2,025,000
                                                               ------------
                                                                  2,916,250
                                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS September 30, 1998, continued

NUMBER OF
  SHARES                                                             VALUE
-----------------------------------------------------------------------------
                    Finance Companies (1.3%)
 80,000             FINOVA Group Inc.  .......................   $  3,995,000
 95,000             HealthCare Financial Partners,
                    Inc.* ....................................      3,978,125
                                                                 ------------
                                                                    7,973,125
                                                                 ------------
                    Home Building (0.6%)
235,000             D.R. Horton, Inc. ........................      3,760,000
                                                                 ------------
                    Home Furnishings (0.3%)
 90,000             Furniture Brands International,
                    Inc.* ....................................      1,755,000
                                                                 ------------
                    Insurance (2.1%)
 65,000             CMAC Investment Corp. ....................      2,827,500
 66,000             Delphi Financial Group, Inc. (Class
                    A)* ......................................      2,598,750
 65,000             Executive Risk, Inc.  ....................      2,929,062
 90,000             Fremont General Corp. ....................      4,320,000
                                                                 ------------
                                                                   12,675,312
                                                                 ------------
                    Internet (2.6%)
120,000             At Home Corp. (Series A)* ................      5,722,500
 60,000             BroadVision, Inc.* .......................        626,250
 90,000             Excite, Inc.* ............................      3,678,750
170,000             Lycos, Inc.* .............................      5,737,500
                                                                 ------------
                                                                   15,765,000
                                                                 ------------
                    Internet Services (0.5%)
 53,200             CMG Information Services, Inc. ...........      2,826,250
                                                                 ------------
                    Managed Health Care (0.5%)
 84,500             Access Health, Inc.* .....................      3,100,094
                                                                 ------------
                    Medical Specialties (6.0%)
160,000             Arterial Vascular Engineering,
                    Inc.* ....................................      5,910,000
124,000             ArthroCare Corp.* ........................      1,550,000
 80,000             Bard (C.R.), Inc. ........................      2,950,000
113,000             Cytyc Corp.* .............................      1,151,187
240,000             Haemonetics Corp.* .......................      4,620,000
 39,700             Horizon Medical Products, Inc.* ..........        213,387
325,300             Orthofix International N.V.* .............      3,822,275
300,000             STERIS Corp.* ............................      8,437,500
189,500             Xomed Surgical Products, Inc.* ...........      7,745,812
                                                                 ------------
                                                                   36,400,161
                                                                 ------------
                    Medical/Dental Distributors (0.5%)
 80,000             Schein (Henry), Inc.* ....................      2,780,000
                                                                 ------------
                    Military/Gov't/Technical (0.3%)
 97,000             Nichols Research Corp.* ..................      1,867,250
                                                                 ------------
                    Movies/Entertainment (1.3%)
100,000             Cinar Films, Inc. (Class B)
                    (Canada)* ................................      1,743,750
 80,000             Family Golf Centers, Inc.* ...............      1,410,000

NUMBER OF
  SHARES                                                             VALUE
-----------------------------------------------------------------------------
 64,600             Medialink Workdwide Inc.* ................   $  1,065,900
218,500             Steiner Leisure Ltd.* ....................      3,386,750
                                                                 ------------
                                                                    7,606,400
                                                                 ------------
                    Office Equipment & Supplies (0.8%)
130,000             Consolidated Graphics, Inc.* .............      4,940,000
                                                                 ------------
                    Oil & Gas Production (0.5%)
170,000             Enron Oil & Gas Co. ......................      2,975,000
                                                                 ------------
                    Oil Drilling (0.7%)
125,000             Transocean Offshore Inc. .................      4,335,938
                                                                 ------------
                    Oilfield Services/Equipment (0.8%)
 78,000             Cooper Cameron Corp.* ....................      2,193,750
 47,000             Smith International, Inc.* ...............      1,289,563
100,000             Veritas DGC Inc.* ........................      1,668,750
                                                                 ------------
                                                                    5,152,063
                                                                 ------------

                    Pharmaceuticals (0.5%)
120,000             Coulter Pharmaceutical, Inc.* ............      2,970,000
                                                                 ------------
                    Precious Metals (1.9%)
300,000             Ashanti Goldfield Company Ltd.
                    (GDR) (Ghana) ............................      2,737,500
400,000             Battle Mountain Gold Co. .................      2,425,000
110,000             Meridian Gold Inc. (Canada)* .............        495,000
135,000             Placer Dome Inc. (Canada) ................      1,864,688
120,000             Stillwater Mining Co.* ...................      3,787,500
                                                                 ------------
                                                                   11,309,688
                                                                 ------------
                    Printing Forms (0.6%)
425,000             American Bank Note Holographics,
                    Inc.* ....................................      3,346,875
                                                                 ------------
                    Real Estate Investment Trust (1.3%)
 75,000             Apartment Investment &
                    Management Co. ...........................      2,831,250
180,000             Golf Trust of America, Inc. ..............      5,355,000
                                                                 ------------
                                                                    8,186,250
                                                                 ------------
                    Recreational Products/Toys (0.7%)
245,000             THQ, Inc.* ...............................      4,272,188
                                                                 ------------
                    Restaurants (0.2%)
208,000             Friendly Ice Cream Corp.* ................      1,157,000
                                                                 ------------
                    Retail - Specialty (3.8%)
 92,000             Baker (J.), Inc. .........................        408,250
 60,000             BJ's Wholesale Club, Inc.* ...............      2,205,000
140,000             Borders Group, Inc.* .....................      3,115,000
 40,000             Burlington Coat Factory
                    Warehouse Corp. ..........................        590,000
150,000             Cost Plus, Inc.* .........................      3,900,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS September 30, 1998, continued

NUMBER OF
  SHARES                                                            VALUE
----------------------------------------------------------------------------
120,000             Eagle Hardware & Garden, Inc.* ..........   $  2,580,000
100,000             Guitar Center, Inc.* ....................      1,862,500
100,000             Linens 'N Things, Inc.* .................      2,750,000
162,000             Micro Warehouse, Inc.* ..................      2,430,000
 75,000             MSC Industrial Direct Co., Inc.* ........      1,500,000
240,000             Paul Harris Stores, Inc.* ...............      1,725,000
                                                                ------------
                                                                  23,065,750
                                                                ------------
                    Semiconductors (2.0%)
318,500             Aeroflex Inc.* ..........................      3,145,188
 90,000             PMC - Sierra, Inc.* .....................      2,835,000
 60,000             SDL, Inc.* ..............................        750,000
196,500             TranSwitch Corp.* .......................      2,873,813
100,000             Vitesse Semiconductor Corp.* ............      2,350,000
                                                                ------------
                                                                  11,954,001
                                                                ------------
                    Services to the Health Industry (0.4%)
 82,000             Pharmaceutical Product
                    Development, Inc.* ......................      2,255,000
                                                                ------------
                    Shoe Manufacturing (0.4%)
230,000             Wolverine World Wide, Inc. ..............      2,501,250
                                                                ------------
                    Specialty Foods/Candy (0.7%)
138,500             Earthgrains Co. .........................      4,284,844
                                                                ------------
                    Telecommunication Equipment (1.8%)
200,000             ANTEC Corp.* ............................      3,075,000
175,000             Aspect Telecommunications Corp.*               4,200,000
140,000             Boston Communications Group,
                    Inc.* ...................................      1,120,000
390,000             International FiberCom, Inc.* ...........      2,754,375
                                                                ------------
                                                                  11,149,375
                                                                ------------
                    Telecommunications (3.5%)
205,000             e. Spire Communications, Inc.* ..........      1,832,188
150,000             ITC DeltaCom, Inc.* .....................      3,084,375
110,500             IXC Communications, Inc.* ...............      3,287,375
 72,000             LCC International, Inc. (Class A)* ......        337,500
168,000             Metromedia Fiber Network, Inc.
                    (Class A)* ..............................      5,460,000
100,000             MetroNet Communications Corp.
                    (Class B) (Canada)* .....................      1,781,250
141,000             NEXTLINK Communications, Inc.
                    (Class A)* ..............................      3,295,875
100,000             WinStar Communications, Inc.* ...........      2,375,000
                                                                ------------
                                                                  21,453,563
                                                                ------------
                    Water Supply (2.3%)
 74,300             American States Water Co. ...............      1,968,950
136,000             American Water Works Company,
                    Inc. ....................................      4,267,000
 61,900             Aquarian Co. ............................      2,085,256
 95,000             E'Town Corp. ............................      3,990,000
 58,300             Philadelphia Suburban Corp. .............      1,563,169
                                                                ------------
                                                                  13,874,375
                                                                ------------
NUMBER OF
  SHARES                                                            VALUE
----------------------------------------------------------------------------
                    Wireless Communication (0.8%)
265,000             SkyTel Communications Inc.* .............   $  4,753,438
                                                                ------------
                    TOTAL COMMON STOCKS
                    (Identified Cost $445,649,837) ..........    496,269,530
                                                                ------------
PRINCIPAL
AMOUNT IN
THOUSANDS
---------
                    U.S. GOVERNMENT OBLIGATIONS (1.8%)
$ 5,000             U.S. Treasury Note
                      5.25% due 08/15/03 ....................      5,225,000
  5,000             U.S. Treasury Note
                      5.625% due 05/15/08 ...................      5,475,800
                                                                ------------
                    TOTAL U.S. GOVERNMENT OBLIGATIONS
                    (Identified Cost $10,264,453) ...........     10,700,800
                                                                ------------

                    SHORT-TERM INVESTMENTS (17.3%)
                    U.S. GOVERNMENT AGENCY (a) (16.9%)
103,000             Federal Home Loan Mortgage
                      Corp. 5.38% due 10/01/98
                      (Amortized Cost $103,000,000) .........    103,000,000
                                                                ------------
                    REPURCHASE AGREEMENT (0.4%)
  2,206             The Bank of New York 5.00% due
                      10/01/98 (dated 09/30/98;
                      proceeds $2,206,652) (b)
                      (Identified Cost $2,206,346) ..........      2,206,346
                                                                ------------
                    TOTAL SHORT-TERM INVESTMENTS
                    (Identified Cost $105,206,346) ..........    105,206,346
                                                                ------------
TOTAL INVESTMENTS
(Identified Cost $561,120,636) (c).................... 100.7%    612,176,676
LIABILITIES IN EXCESS OF OTHER
ASSETS ...............................................  (0.7)    (4,045,416)
                                                       -----    ------------
NET ASSETS ........................................... 100.0%   $608,131,260
                                                       =====    ============

-------------------
ADR   American Depository Receipt.
GDR   Global Depository Receipt.
 *    Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $2,019,210 U.S. Treasury Note 8.50% due 11/15/00 valued at $2,250,473.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $91,128,417 and the aggregate gross unrealized depreciation is $40,072,377, resulting in net unrealized appreciation of $51,056,040.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1998

ASSETS:
Investments in securities, at value
  (identified cost $561,120,636)...................................  $612,176,676
Receivable for:
   Investments sold ...............................................     7,302,851
   Shares of beneficial interest sold .............................       488,458
   Interest .......................................................       140,065
   Dividends ......................................................       128,975
Prepaid expenses and other assets .................................        93,696
                                                                     ------------
   TOTAL ASSETS ...................................................   620,330,721
                                                                     ------------
LIABILITIES:
Payable for:
   Investments purchased ..........................................    10,638,584
   Shares of beneficial interest repurchased ......................       685,527
   Plan of distribution fee .......................................       492,751
   Investment management fee ......................................       247,260
Accrued expenses and other payables ...............................       135,339
                                                                     ------------
   TOTAL LIABILITIES ..............................................    12,199,461
                                                                     ------------
   NET ASSETS .....................................................  $608,131,260
                                                                     ============
COMPOSITION OF NET ASSETS:
Paid-in-capital ...................................................  $550,150,504
Net unrealized appreciation .......................................    51,056,040
Accumulated net investment loss ...................................       (43,356)
Accumulated undistributed net realized gain .......................     6,968,072
                                                                     ------------
   NET ASSETS .....................................................  $608,131,260
                                                                     ============
CLASS A SHARES:
Net Assets ........................................................    $5,821,701
Shares Outstanding (unlimited authorized, $.01 par value) .........       285,685
   NET ASSET VALUE PER SHARE ......................................        $20.38
                                                                           ======
   MAXIMUM OFFERING PRICE PER SHARE,
    (net asset value plus 5.54% of net asset value) ...............        $21.51
                                                                           ======
CLASS B SHARES:
Net Assets ........................................................  $596,833,654
Shares Outstanding (unlimited authorized, $.01 par value) .........    29,557,228
   NET ASSET VALUE PER SHARE ......................................        $20.19
                                                                           ======
CLASS C SHARES:
Net Assets ........................................................    $2,184,947
Shares Outstanding (unlimited authorized, $.01 par value) .........       108,212
   NET ASSET VALUE PER SHARE ......................................        $20.19
                                                                           ======
CLASS D SHARES:
Net Assets ........................................................    $3,290,958
Shares Outstanding (unlimited authorized, $.01 par value) .........       161,000
   NET ASSET VALUE PER SHARE ......................................        $20.44
                                                                           ======

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the year ended September 30, 1998

NET INVESTMENT INCOME:
INCOME
Interest ...................................................   $   4,126,640
Dividends (net of $24,890 foreign withholding tax) .........       1,573,050
                                                               -------------
  TOTAL INCOME .............................................       5,699,690
                                                               -------------
EXPENSES
Plan of distribution fee (Class A shares) ..................          10,097
Plan of distribution fee (Class B shares) ..................       7,916,623
Plan of distribution fee (Class C shares) ..................          21,641
Investment management fee ..................................       3,924,618
Transfer agent fees and expenses ...........................       1,184,440
Registration fees ..........................................         147,925
Shareholder reports and notices ............................         112,066
Custodian fees .............................................          86,100
Professional fees ..........................................          51,285
Trustees' fees and expenses ................................          19,244
Other ......................................................          13,214
                                                               -------------
  TOTAL EXPENSES ...........................................      13,487,253
                                                               -------------
  NET INVESTMENT LOSS ......................................      (7,787,563)
                                                               -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain ..........................................      47,579,070
Net change in unrealized appreciation ......................    (189,235,137)
                                                               -------------
  NET LOSS .................................................    (141,656,067)
                                                               -------------
NET DECREASE ...............................................   $(149,443,630)
                                                               =============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                            FOR THE YEAR          FOR THE YEAR
                                                                ENDED                 ENDED
                                                         SEPTEMBER 30, 1998    SEPTEMBER 30, 1997*
                                                         ------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ..................................      $  (7,787,563)        $  (9,175,906)
Net realized gain ....................................         47,579,070            42,865,706
Net change in unrealized appreciation ................       (189,235,137)           84,974,039
                                                            -------------         -------------
  NET INCREASE (DECREASE) ............................       (149,443,630)          118,663,839
                                                            -------------         -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
NET REALIZED GAIN:
Class A shares .......................................           (101,495)                   --
Class B shares .......................................        (73,505,455)         (113,569,438)
Class C shares .......................................           (175,858)                   --
Class D shares .......................................            (22,340)                   --
                                                            -------------         -------------
  TOTAL DISTRIBUTIONS ................................        (73,805,148)         (113,569,438)
                                                            -------------         -------------
Net increase (decrease) from transactions in shares of
  beneficial interest ................................        (48,225,084)           75,310,217
                                                            -------------         -------------
  NET INCREASE (DECREASE) ............................       (271,473,862)           80,404,618
NET ASSETS:
Beginning of period ..................................        879,605,122           799,200,504
                                                            -------------         -------------
  END OF PERIOD
   (Including accumulated net investment losses of
   $43,356 and $41,190, respectively) ................      $ 608,131,260         $ 879,605,122
                                                            =============         =============

--------------
*  Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS September 30, 1998


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Developing Growth Securities Trust (the "Fund"), formerly Dean Witter Developing Growth Securities Trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on December 28, 1982 and commenced operations on April 29, 1983. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price;
(2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS September 30, 1998, continued


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million and 0.475% to the portion of the daily net assets exceeding $500 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS September 30, 1998, continued


personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS September 30, 1998, continued


Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $24,581,350 at September 30, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended September 30, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended September 30, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $40, $1,202,521 and $2,697, respectively, and received $56,314, in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 1998 aggregated $1,293,443,813, and $1,487,259,823, respectively.

For the year ended September 30, 1998, the Fund incurred $100,032 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund. At September 30, 1998, the Fund's payable for investments purchased included unsettled trades with DWR of $147,825.

For the year ended September 30, 1998, the Fund incurred brokerage commissions of $125,345 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At September 30, 1998, the Fund's payable for investments purchased and receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc., of $2,785,935 and $1,589,947, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At September 30, 1998, the Fund had transfer agent fees and expenses payable of approximately $8,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS September 30, 1998, continued

retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended September 30, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,325. At September 30, 1998, the Fund had an accrued pension liability of $43,360 which is included in accrued expenses in the Statement of Assets and Liabilities.


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                         FOR THE YEAR                       FOR THE YEAR
                                                            ENDED                              ENDED
                                                      SEPTEMBER 30, 1998                SEPTEMBER 30, 1997*
                                                 -----------------------------      -----------------------------
                                                    SHARES           AMOUNT            SHARES           AMOUNT
                                                 -----------      ------------      -----------       -----------
CLASS A SHARES
Sold ......................................          491,103      $ 11,960,980           35,616       $   899,495
Reinvestment of distributions .............            4,011            90,052               --                --
Redeemed ..................................         (245,004)       (6,003,020)             (41)           (1,100)
                                                 -----------      ------------      -----------       -----------
Net increase - Class A ....................          250,110         6,048,012           35,575           898,395
                                                 -----------      ------------      -----------       -----------
CLASS B SHARES
Sold ......................................       12,935,890       316,348,092       14,447,649       343,330,085
Reinvestment of distributions .............        3,114,684        69,706,625        4,819,692       107,527,322
Redeemed ..................................      (18,446,882)     (445,847,648)     (16,152,387)     (377,477,428)
                                                 -----------      ------------      -----------       -----------
Net increase (decrease) - Class B .........       (2,396,308)      (59,792,931)       3,114,954        73,379,979
                                                 -----------      ------------      -----------       -----------
CLASS C SHARES
Sold ......................................          479,462        11,866,963           38,996         1,016,199
Reinvestment of distributions .............            7,586           169,775               --                --
Redeemed ..................................         (417,652)      (10,331,269)            (180)           (4,719)
                                                 -----------      ------------      -----------       -----------
Net increase - Class C ....................           69,396         1,705,469           38,816         1,011,480
                                                 -----------      ------------      -----------       -----------
CLASS D SHARES
Sold ......................................          254,323         6,071,021              786            20,363
Reinvestment of distributions .............              925            20,790               --                --
Redeemed ..................................          (95,034)       (2,277,445)              --                --
                                                 -----------      ------------      -----------       -----------
Net increase - Class D ....................          160,214         3,814,366              786            20,363
                                                 -----------      ------------      -----------       -----------
Net increase (decrease) in Fund ...........       (1,916,588)     $(48,225,084)       3,190,131       $75,310,217
                                                 ===========      ============      ===========       ===========

--------------
* For Class A, C and D shares, for the period July 28, 1997 (issue date) through September 30, 1997.


6. FEDERAL INCOME TAX STATUS

As of September 30, 1998, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, accumulated undistributed net realized gain was charged and accumulated net investment loss was credited $7,785,397.

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                       FOR THE YEAR ENDED SEPTEMBER 30,
                                               ------------------------------------------------
                                               1998++        1997*++        1996          1995
-----------------------------------------------------------------------------------------------
CLASS B SHARES
PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of
 period ...............................        $27.46        $27.71        $25.54        $17.55
                                               ------        ------        ------        ------
Net investment income (loss) ..........         (0.20)        (0.28)        (0.23)        (0.19)
Net realized and unrealized gain
 (loss) ...............................         (4.76)         3.92          4.32          8.34
                                               ------        ------        ------        ------
Total from investment operations ......         (4.96)         3.64          4.09          8.15
                                               ------        ------        ------        ------
Less dividends and distributions
 from:
 Net investment income ................           --            --            --            --
 Net realized gain ....................         (2.31)        (3.89)        (1.92)        (0.16)
                                               ------        ------        ------        ------
Total dividends and distributions .....         (2.31)        (3.89)        (1.92)        (0.16)
                                               ------        ------        ------        ------
Net asset value, end of period ........        $20.19        $27.46        $27.71        $25.54
                                               ======        ======        ======        ======
TOTAL INVESTMENT RETURN+ ..............        (18.88)%       16.38%        17.53%        46.87%

RATIOS TO AVERAGE NET ASSETS:
Expenses ..............................          1.69%(1)      1.68%         1.69%         1.77%
Net investment income (loss) ..........         (0.98)%(1)    (1.21)%       (1.03)%       (1.04)%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands ............................      $596,834      $877,539      $799,201      $534,869
Portfolio turnover rate ...............           178%          154%          149%          114%

                                                                FOR THE YEAR ENDED SEPTEMBER 30,
                                             -------------------------------------------------------------------------
                                              1994         1993          1992           1991         1990        1989
----------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of
 period ...............................      $20.50       $12.20        $14.05          $8.92      $11.33        $9.67
                                             ------       ------        ------         ------       -----       ------
Net investment income (loss) ..........         --         (0.12)        (0.12)         (0.07)      (0.15)        0.04
Net realized and unrealized gain
 (loss) ...............................       (1.82)        8.42         (1.73)          5.20       (2.21)        1.62
                                             ------       ------        ------         ------       -----       ------
Total from investment operations ......       (1.82)        8.30         (1.85)          5.13       (2.36)        1.66
                                             ------       ------        ------         ------       -----       ------
Less dividends and distributions
 from:
 Net investment income ................         --           --            --             --        (0.05)         --
 Net realized gain ....................       (1.13)         --            --             --          --           --
                                             ------       ------        ------         ------       -----       ------
Total dividends and distributions .....       (1.13)         --            --             --        (0.05)         --
                                             ------       ------        ------         ------       -----       ------
Net asset value, end of period ........      $17.55       $20.50        $12.20         $14.05       $8.92       $11.33
                                             ======       ======        ======         ======       =====       ======
TOTAL INVESTMENT RETURN+ ..............       (8.88)%      67.95%       (13.17)%        57.51%     (20.87)%      17.17%

RATIOS TO AVERAGE NET ASSETS:
Expenses ..............................        1.78%        1.84%         1.86%          1.92%       2.02%        1.89%
Net investment income (loss) ..........       (1.32)%      (1.52)%       (1.14)%        (0.73)%     (1.32)%       0.59%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands ............................    $340,169     $240,389      $112,982       $115,337     $67,604      $89,236
Portfolio turnover rate ...............         160%         203%          153%            88%         53%          84%

-------------
* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS, continued

                                                                               FOR THE PERIOD
                                                         FOR THE YEAR          JULY 28, 1997*
                                                             ENDED                THROUGH
                                                     SEPTEMBER 30, 1998++   SEPTEMBER 30, 1997++
------------------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ..............       $27.50                 $24.62
                                                          ------                 ------
Net investment loss ...............................        (0.06)                 (0.02)
Net realized and unrealized gain (loss) ...........        (4.75)                  2.90
                                                          ------                 ------
Total from investment operations ..................        (4.81)                  2.88
                                                          ------                 ------
Less distributions from net realized gain..........        (2.31)                   --
                                                          ------                 ------
Net asset value, end of period ....................       $20.38                 $27.50
                                                          ======                 ======
TOTAL INVESTMENT RETURN+ ..........................       (18.26)%                11.70%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................         0.94%(3)               0.99%(2)
Net investment loss ...............................        (0.23)%(3)             (0.46)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........       $5,822                   $978
Portfolio turnover rate ...........................          178%                   154%

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ..............       $27.46                 $24.62
                                                          ------                 ------
Net investment loss ...............................        (0.23)                 (0.05)
Net realized and unrealized gain (loss) ...........        (4.73)                  2.89
                                                          ------                 ------
Total from investment operations ..................        (4.96)                  2.84
                                                          ------                 ------
Less distributions from net realized gain..........        (2.31)                   --
                                                          ------                 ------
Net asset value, end of period ....................       $20.19                 $27.46
                                                          ======                 ======
TOTAL INVESTMENT RETURN+ ..........................       (18.88)%                11.54%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................         1.69%(3)               1.71%(2)
Net investment loss ...............................        (0.98)%(3)             (1.19)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........       $2,185                 $1,066
Portfolio turnover rate ...........................          178%                   154%

--------------
*     The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS, continued


                                                                               FOR THE PERIOD
                                                         FOR THE YEAR          JULY 28, 1997*
                                                             ENDED                THROUGH
                                                     SEPTEMBER 30, 1998++   SEPTEMBER 30, 1997++
------------------------------------------------------------------------------------------------
CLASS D SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ..............       $27.51                 $24.62
                                                          ------                 ------
Net investment income (loss) ......................         0.01                  (0.01)
Net realized and unrealized gain (loss) ...........        (4.77)                  2.90
                                                          ------                 ------
Total from investment operations ..................        (4.76)                  2.89
                                                          ------                 ------
Less distributions from net realized gain..........        (2.31)                   --
                                                          ------                 ------
Net asset value, end of period ....................       $20.44                 $27.51
                                                          ======                 ======
TOTAL INVESTMENT RETURN+ ..........................       (18.05)%                11.74%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................         0.69%(3)               0.70%(2)
Net investment income (loss) ......................         0.02%(3)              (0.20)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........       $3,291                    $22
Portfolio turnover rate ...........................          178%                   154%

--------------
*     The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Developing Growth Securities Trust (the "Fund"), formerly Dean Witter Developing Growth Securities Trust, at September 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
November 5, 1998


-------------------------------------------------------------------------------
                      1998 FEDERAL TAX NOTICE (unaudited)

      During the year ended September 30, 1998, the Fund paid to shareholders $1.70 per share from long-term capital gains.
-------------------------------------------------------------------------------

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Jayne Stevlingson
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



MORGAN STANLEY
DEAN WITTER
DEVELOPING
GROWTH SECURITIES



[Graphic]



ANNUAL REPORT
SEPTEMBER 30, 1998